Income taxes (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	₨ 4,376	₨ 4,230
Recognized in income statement	(2,865)	507
Recognized in equity	1,387	(361)
Balance, at the end	2,898	4,376
Inventory [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	2,385	2,579
Recognized in income statement	(595)	(194)
Recognized in equity	0	0
Balance, at the end	1,790	2,385
Minimum Alternate Tax [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,614	1,614
Recognized in income statement	16	0
Recognized in equity	0	0
Balance, at the end	1,630	1,614
Trade and other receivables [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	424	412
Recognized in income statement	(146)	12
Recognized in equity	0	0
Balance, at the end	278	424
Operating tax loss and interest loss carry-forward [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,329	548
Recognized in income statement	(1,217)	781
Recognized in equity	0	0
Balance, at the end	112	1,329
Other current assets and other current liabilities, net [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,715	2,026
Recognized in income statement	(901)	(231)
Recognized in equity	477	(80)
Balance, at the end	1,291	1,715
Property, plant and equipment [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(2,142)	(1,745)
Recognized in income statement	(121)	(397)
Recognized in equity	0	0
Balance, at the end	(2,263)	(2,142)
Other intangible assets [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(370)	(482)
Recognized in income statement	(199)	112
Recognized in equity	0	0
Balance, at the end	(569)	(370)
Others [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(579)	(722)
Recognized in income statement	298	424
Recognized in equity	910	(281)
Balance, at the end	₨ 629	₨ (579)